MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010

Effective January 1, 2011, Nuveen Asset Management, the investment adviser to the Municipal Total Return Managed Accounts Portfolio (the “Portfolio”), has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Portfolio’s sub-adviser, and the Portfolio’s portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities between themselves in the future.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAPS-0111P

ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

INTERNATIONAL INCOME MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010

Effective December 30, 2010, the International Income Managed Accounts Portfolio was closed and liquidated, with the net proceeds after such liquidation being returned to shareholders. The Portfolio is no longer available for purchase.

Effective January 1, 2011, Nuveen Asset Management, the investment adviser to the Enhanced Multi-Strategy Income Managed Accounts Portfolio (the “Portfolio”), has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Portfolio’s sub-adviser, and the Portfolio’s portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities between themselves in the future.

The following portfolio manager changes are effective January 1, 2011:

Timothy A. Palmer, Jeffrey J. Ebert and Marie A. Newcome have been named portfolio managers of the Portfolio, succeeding Andrew Stenwall, Wassim Abourjeili, Christian Romon, Emmanuel Labrinos and Steve Lee, who are no longer portfolio managers of the Portfolio.

Mr. Palmer, CFA, is a Managing Director at Nuveen Asset Management, LLC. He entered the financial services industry in 1986 and joined FAF Advisors, Inc. (“FAF”) in 2003. Mr. Ebert, CFA, is a Senior Vice President at Nuveen Asset Management, LLC. He entered the financial services industry with FAF in 1991. Ms. Newcome, CFA, is a Vice President at Nuveen Asset Management, LLC. She entered the financial services industry in 1992 and joined FAF in 2004. Mr. Palmer, Mr. Ebert and Ms. Newcome joined Nuveen Asset Management, LLC on January 1, 2011, in connection with the firm’s acquisition of a portion of FAF’s asset management business.

The first section entitled “How We Manage Your Money—How We Select Investments” is hereby replaced in its entirety with the following:

Nuveen Asset Management, LLC takes an objective approach to the market in selecting securities for the funds. Depending on the market conditions, Nuveen Asset Management, LLC may emphasize sector rotation, security selection, or yield-curve positioning as the best way to achieve fund goals of consistent, superior long-term performance on a risk-adjusted basis across the full range of market environments. Nuveen Asset Management, LLC is supported by a fixed income strategy committee which provides economic analysis and asset allocation input into the investment decision process, sector teams which provide input into the attractiveness of individual fixed income sectors and research analysts which provide analysis on individual potential portfolio investments.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-EIMAP-0111P

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED JANUARY 1, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010

The following changes are effective January 1, 2011:

Effective January 1, 2011, Nuveen Asset Management, the investment adviser to the Municipal Total Return Managed Accounts Portfolio (the “Portfolio”), has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors” or the “Adviser”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Portfolio’s sub-adviser, and the Portfolio’s portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities between themselves in the future.

The following sub-section is hereby added to the section entitled “Investment Adviser and Investment Management Agreement,” which is hereby renamed “Fund Manager and Sub-Adviser”:

Sub-Adviser

The Adviser has selected its wholly-owned subsidiary, Nuveen Asset Management, LLC, to serve as sub-adviser to manage the investment portfolio of each Fund.

The last sentence of the first paragraph of the section entitled “Management” is hereby replaced in its entirety with the following:

The trustees of the Trust are directors or trustees, as the case may be, of 116 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 130 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

For each trustee of the Trust, the “Number of Portfolios in Fund Complex Overseen by Trustee” is hereby increased to 246.

Virginia L. Stringer has been named an independent trustee of the Trust.

Name, Business Address and Birthdate	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Virginia L. Stringer 333 West Wacker Drive Chicago, IL 60606 (8/16/44)	Trustee	Term- Indefinite** Length of Service- Since 2011	Board Member, Mutual Fund Directors Forum; Member, Governing Board, Investment Company Institute’s Independent Directors Council; governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc. a management consulting firm; previously, held several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company; Independent Director, First American Fund Complex from 1987-2010 and Chair from 1997-2010.	246	See Principal Occupation Description

The following paragraph is hereby added to the section entitled “Management—Board Diversification and Trustee Qualifications”:

Virginia L. Stringer

Ms. Stringer served as the independent chair of the Board of the First American Funds from 1997 to 2010, having joined the Board in 1987. Ms. Stringer serves on the Governing Board of the Investment Company Institute’s Independent Directors Council and on the board of the Mutual Fund Directors Forum. She is a recipient of the Outstanding Corporate Director award from Twin Cities Business Monthly and the Minnesota Chapter of the National Association of Corporate Directors. Ms. Stringer also serves as board chair of the Oak Leaf Trust, is the immediate past board char of the Saint Paul Riverfront Corporation and is immediate past President of the Minneapolis Club’s Governing Board. She is a director and former board chair of the Minnesota Opera and a Life Trustee and former board of the Voyageur Outward Bound School. She also served as a trustee of Outward Bound USA. She was appointed by the Governor of Minnesota Board on Judicial Standards and recently served on a Minnesota Supreme Court Judicial Advisory Committee to reform the state’s judicial disciplinary process. She is a member of the International Women’s Forum and attended the London Business School as an International Business Fellow. Ms. Stringer also served as board chair of the Human Resource Planning Society, the Minnesota Women’s Campaign Fund and the Minnesota Women’s Economic Roundtable. Ms. Stringer is the retired founder of Strategic Management Resources, a consulting practice focused on corporate governance, strategy and leadership. She has twenty five years of corporate experience having held executive positions in general management, marketing and human resources with IBM and the Pillsbury Company.

In the section entitled “Management—Board Leadership Structure and Risk Oversight,” Carole E. Stone has replaced Jack B. Evans as a member of the Board’s Audit Committee, and Mr. Evans has replaced Ms. Stone as a member of the Board’s Compliance, Risk Management & Regulatory Oversight Committee (the “Compliance Committee”). In addition, Judith M. Stockdale has succeeded William J. Schneider as Chair of the Compliance Committee, and Ms. Stringer has been named a member of the Board’s Compliance Committee and Nominating & Governance Committee.

The following is added as the third paragraph of the section entitled “Management—Compensation”:

Effective January 1, 2011, independent trustees receive a $120,000 annual retainer plus (a) a fee of $4,500 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; and (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $10,000 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSS-0111P

ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

INTERNATIONAL INCOME MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED JANUARY 1, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010

The following changes are effective January 1, 2011:

Effective December 30, 2010, the International Income Managed Accounts Portfolio was closed and liquidated, with the net proceeds after such liquidation being returned to shareholders. The Portfolio is no longer available for purchase.

Effective January 1, 2011, Nuveen Asset Management, the investment adviser to the Enhanced Multi-Strategy Income Managed Accounts Portfolio (the “Portfolio”), has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors” or the “Adviser”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Portfolio’s sub-adviser, and the Portfolio’s portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities between themselves in the future.

The following sub-section is hereby added to the section entitled “Investment Adviser and Investment Management Agreement,” which is hereby renamed “Fund Manager and Sub-Adviser”:

Sub-Adviser

The Adviser has selected its wholly-owned subsidiary, Nuveen Asset Management, LLC, to serve as sub-adviser to manage the investment portfolio of each Fund.

The last sentence of the first paragraph of the section entitled “Management” is hereby replaced in its entirety with the following:

The trustees of the Trust are directors or trustees, as the case may be, of 116 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 130 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

For each trustee of the Trust, the “Number of Portfolios in Fund Complex Overseen by Trustee” is hereby increased to 246.

Virginia L. Stringer has been named an independent trustee of the Trust.

Name, Business Address and Birthdate	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Virginia L. Stringer 333 West Wacker Drive Chicago, IL 60606 (8/16/44)	Trustee	Term- Indefinite** Length of Service- Since 2011	Board Member, Mutual Fund Directors Forum; Member, Governing Board, Investment Company Institute’s Independent Directors Council; governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc. a management consulting firm; previously, held several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company; Independent Director, First American Fund Complex from 1987-2010 and Chair from 1997-2010.	246	See Principal Occupation Description

The following paragraph is hereby added to the section entitled “Management—Board Diversification and Trustee Qualifications”:

Virginia L. Stringer

Ms. Stringer served as the independent chair of the Board of the First American Funds from 1997 to 2010, having joined the Board in 1987. Ms. Stringer serves on the Governing Board of the Investment Company Institute’s Independent Directors Council and on the board of the Mutual Fund Directors Forum. She is a recipient of the Outstanding Corporate Director award from Twin Cities Business Monthly and the Minnesota Chapter of the National Association of Corporate Directors. Ms. Stringer also serves as board chair of the Oak Leaf Trust, is the immediate past board char of the Saint Paul Riverfront Corporation and is immediate past President of the Minneapolis Club’s Governing Board. She is a director and former board chair of the Minnesota Opera and a Life Trustee and former board of the Voyageur Outward Bound School. She also served as a trustee of Outward Bound USA. She was appointed by the Governor of Minnesota Board on Judicial Standards and recently served on a Minnesota Supreme Court Judicial Advisory Committee to reform the state’s judicial disciplinary process. She is a member of the International Women’s Forum and attended the London Business School as an International Business Fellow. Ms. Stringer also served as board chair of the Human Resource Planning Society, the Minnesota Women’s Campaign Fund and the Minnesota Women’s Economic Roundtable. Ms. Stringer is the retired founder of Strategic Management Resources, a consulting practice focused on corporate governance, strategy and leadership. She has twenty five years of corporate experience having held executive positions in general management, marketing and human resources with IBM and the Pillsbury Company.

In the section entitled “Management—Board Leadership Structure and Risk Oversight,” Carole E. Stone has replaced Jack B. Evans as a member of the Board’s Audit Committee, and Mr. Evans has replaced Ms. Stone as a member of the Board’s Compliance, Risk Management & Regulatory Oversight Committee (the “Compliance Committee”). In addition, Judith M. Stockdale has succeeded William J. Schneider as Chair of the Compliance Committee, and Ms. Stringer has been named a member of the Board’s Compliance Committee and Nominating & Governance Committee.

The following is added as the third paragraph of the section entitled “Management—Compensation”:

Effective January 1, 2011, independent trustees receive a $120,000 annual retainer plus (a) a fee of $4,500 per day for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone at Dividend Committee meetings; and (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chairman of the Board receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $10,000 each and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EIMAPS-0111P